                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-07921
                                  ----------------------------------------------

                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        10100 Santa Monica Blvd., Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         BISYS Fund Services, Inc. 3435 Stelzer Rd., Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 227-7264
                                                   --------------------

Date of fiscal year end:   03/31/06
                        --------------------

Date of reporting period:  03/31/06
                         -------------------


ITEM 1. REPORTS TO STOCKHOLDERS.

                          THE . BJURMAN, BARRY . FUNDS

                        (THE BJURMAN, BARRY FUNDS LOGO)

                            BJURMAN, BARRY MICRO-CAP
                                  GROWTH FUND

                             BJURMAN, BARRY MID CAP
                                  GROWTH FUND

                            BJURMAN, BARRY SMALL CAP
                                  GROWTH FUND

                                   ----------

                                 ANNUAL REPORT

                                 MARCH 31, 2006

THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS

To Our Shareholders:

U.S. equities finished the twelve-month period ended March 31, 2006 with impressive gains. Backed by a strong economy, all major stock indexes rallied to multi-year highs despite broad concerns over inflation, interest rate increases, and devastating hurricanes.

This period of time will be most remembered by the dramatic rise in oil prices and the dominant performance of the energy sector. The surge in oil and natural gas prices drove energy-related companies to record earnings, dramatically boosting their stock prices. The energy sector led the market and alone contributed to over one-tenth of both Russell 2000(R) Growth and Russell Midcap(R) Growth(1) indices' annual performance.

Other sectors that showed leadership--basic materials, technology, and transportation--were those that are most economically sensitive, suggestive of a resilient economy despite the high commodity prices.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND returned +27.31% versus +27.84% for the Russell 2000(R) Growth Index for the twelve months ended March 31, 2006. The Fund had a greater weighting in the leading sectors and better issue selection relative to the Index; however, a light weighting in the energy sector lessened its relative performance.(2)

THE BJURMAN, BARRY MID-CAP GROWTH FUND returned +24.43% versus +22.68% for the Russell Midcap(R) Growth Index for the twelve months ended March 31, 2006. The Fund significantly overweighted the energy sector while avoiding the worse performing consumer and retail sectors. The sector allocation and stock selection net results were both positive.(2)

THE BJURMAN, BARRY SMALL-CAP GROWTH FUND returned +23.95% versus +27.84% for the Russell 2000(R) Growth Index for the twelve months ended March 31, 2006. The Fund had a heavier exposure in the technology sector, but was underweighted in the energy and the transportation sector.(2)

Most importantly, the performance disadvantage of the Micro-Cap and Small-Cap Funds relative to the benchmark is largely attributed to the relative under performance of the smaller capitalization companies in which the Funds were concentrated, whereas the Russell 2000(R) Growth Index is weighted towards the larger market cap issues.

INVESTMENT CONCERNS:

Mid-/Small-/Micro-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure than larger more well-established companies and, historically, their stocks have experienced a greater degree of volatility.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of these Funds will fluctuate as the value of the securities in the portfolio changes.

We firmly believe that the continued economic expansion, corporate earnings strength, and improving underlying fundamentals of the U.S. economy should benefit the stocks in your portfolios. Instead of reacting to broad market fluctuations, our focus continues to be selecting the most fundamentally sound and highest earnings-growing companies, which could bring above-average long-term results.


/s/ O. Thomas Barry III                 /s/ G. Andrew Bjurman
-------------------------------------   ----------------------------------------
O. Thomas Barry III, CFA, CIC           G. Andrew Bjurman, CFA, CIC
Co-President and Portfolio Manager      Co-President

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-227-7264.

(1) The RUSSELL 2000(R) GROWTH INDEX measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those securities in the Russell universe with higher price-to-book ratios and lower forecasted growth values. These indices are unmanaged and do not reflect the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2)  Portfolio composition is subject to change.

PERFORMANCE INFORMATION

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY MICRO-CAP GROWTH FUND AND THE RUSSELL 2000(R) GROWTH INDEX

                               (PERFORMANCE GRAPH)

3/97    10000   10000
        12133   11756
        16333   13744
        14925   12618
3/98    17017   14117
        17400   13306
        13317   10331
        16700   12773
3/99    15300   12559
        18058   14410
        18558   13702
        25594   18277
3/00    34370   19974
        37197   18501
        40538   17766
        37269   14178
3/01    34148   12022
        43212   14183
        36744   10200
        44560   12869
3/02    45111   12617
        43800   10637
        35460    8348
        36744    8975
3/03    35677    8627
        45699   10710
        52466   11831
        61312   13332
3/04    61783   14076
        59413   14089
        54691   13242
        63416   15239
3/05    60611   14199
        62385   14693
        66427   15621
        70252   15872
3/06    77165   18151

AVERAGE ANNUAL TOTAL RETURNS           1 Year   5 Years   SINCE INCEPTION*
----------------------------           ------   -------   ----------------
Bjurman, Barry Micro-Cap Growth Fund   27.31%    17.71%        25.49%
Russell 2000(R) Growth Index           27.84%     8.59%         6.85%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-227-7264.

*    Fund inception was March 31, 1997.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund's performance is compared to the RUSSELL 2000(R) GROWTH INDEX which measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above chart assumes a hypothetical initial investment of $10,000 made on March 31, 1997. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

PERFORMANCE INFORMATION

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY MID CAP GROWTH FUND AND THE RUSSELL MIDCAP(R) GROWTH INDEX

                               (PERFORMANCE GRAPH)

6/6/01  10000   10000
        10470    9012
9/01     8990    6978
        10600    8866
3/02     9890    8709
         8870    7119
9/02     7410    5896
         7060    6436
3/03     7020    6435
         8380    7642
9/03     9040    8189
         9730    9185
3/04     9790    9629
         9540    9731
9/04     9460    9309
        10470   10607
3/05    10600   10430
        10700   10788
9/05    11800   11494
        11980   11890
3/06    13190   12795

AVERAGE ANNUAL TOTAL RETURNS         1 YEAR   3 YEARS   SINCE INCEPTION*
----------------------------         ------   -------   ----------------
Bjurman, Barry Mid Cap Growth Fund   24.43%    23.40%        5.92%
Russell Midcap(R) Growth Index       22.68%    25.75%        5.25%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-227-7264.

*    Fund inception was June 6, 2001.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund's performance is compared to the RUSSELL MIDCAP(R) GROWTH INDEX which measures the performance of those securities in the Russell universe with higher price-to-book ratios and lower forecasted growth values. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above chart assumes a hypothetical initial investment of $10,000 made on June 6, 2001. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

PERFORMANCE INFORMATION

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY
           SMALL CAP GROWTH FUND AND THE RUSSELL 2000(R) GROWTH INDEX

                              (PERFORMANCE GRAPH)

5/12/03  10000   10000
6/03     11060   10783
9/03     13100   11912
12/03    14640   13422
3/04     14030   14171
6/04     13600   14185
9/04     11800   13332
12/04    13330   15343
3/05     12400   14295
6/05     13070   14793
9/05     13640   15727
12/05    13670   15980
3/06     15370   18275

AVERAGE ANNUAL TOTAL RETURNS           1 YEAR   SINCE INCEPTION*
----------------------------           ------   ----------------
Bjurman, Barry Small Cap Growth Fund   23.95%        16.05%
Russell 2000(R) Growth Index           27.84%        23.22%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-227-7264.

*    Fund inception was May 12, 2003.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund's performance is compared to the RUSSELL 2000(R) GROWTH INDEX which measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above chart assumes a hypothetical initial investment of $10,000 made on May 12, 2003. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

THE BJURMAN, BARRY FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
MARCH 31, 2006

The illustrations below provide the sector allocations for The Bjurman, Barry Funds (as of March 31, 2006).

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND

                                   (PIE CHART)

SECTOR ALLOCATION                (% OF NET ASSETS)
-----------------                -----------------
Electronic Technology                   31.1
Health Care                             14.9
Basic Materials                          9.9
Producer Manufacturing                   9.1
Finance                                  7.5
Commercial/Industrial Services           6.0
Consumer Services                        4.6
Consumer Non-Durable                     4.5
Retail                                   4.3
Consumer Durables                        4.1
Energy                                   2.7
Utilities                                0.5
Transportation                           0.4
Short Term Investments less
   Other Liabilities                     0.4
                                       -----
TOTAL                                  100.0
                                       =====

THE BJURMAN, BARRY MID CAP GROWTH FUND

                                   (PIE CHART)

SECTOR ALLOCATION                (% OF NET ASSETS)
-----------------                -----------------
Electronic Technology                   28.3
Utilities                               10.1
HealthCare                              10.0
Energy                                   9.6
Producer Manufacturing                   9.2
Finance                                  8.5
Basic Materials                          8.3
Commercial/Industrial Services           3.4
Transportation                           3.2
Consumer Non-Durable                     3.0
Consumer Services                        2.9
Consumer Durables                        2.0
Short Term Investments less
   Other Liabilities                     0.8
Retail                                   0.7
                                       -----
TOTAL                                  100.0
                                       =====

THE BJURMAN, BARRY SMALL CAP GROWTH FUND

                                   (PIE CHART)

SECTOR ALLOCATION                (% OF NET ASSETS)
-----------------                -----------------
Electronic Technology                   29.2
Health Care                             20.8
Producer Manufacturing                  11.1
Commercial/Industrial Services           9.2
Energy                                   7.1
Retail                                   5.0
Finance                                  5.0
Consumer Non-Durable                     4.2
Basic Materials                          2.5
Utilities                                1.8
Consumer Services                        1.5
Consumer Durables                        1.3
Transportation                           1.1
Short Term Investments less
   Other Liabilities                     0.2
                                       -----
TOTAL                                  100.0
                                       =====

THE BJURMAN, BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006

                                                                     BJURMAN, BARRY    BJURMAN, BARRY    BJURMAN, BARRY
                                                                    MICRO-CAP GROWTH   MID CAP GROWTH   SMALL CAP GROWTH
                                                                          FUND              FUND              FUND
                                                                    ----------------   --------------   ----------------
ASSETS
   Investment securities:
   At cost ......................................................     $512,296,323       $6,026,900        $30,672,897
                                                                      ============       ==========        ===========
At value (A) ....................................................     $714,381,415       $8,506,810        $36,750,076
Cash ............................................................               --          105,218                 --
Dividends receivable ............................................          230,197              935             14,893
Receivable for capital shares sold ..............................           97,709            1,250              4,000
Receivable for securities sold ..................................        6,131,229           64,620          1,656,683
Prepaid expenses ................................................           33,492            5,534             12,460
                                                                      ------------       ----------        -----------
   TOTAL ASSETS .................................................      720,874,042        8,684,367         38,438,112
                                                                      ------------       ----------        -----------
LIABILITIES
Bank overdraft ..................................................        2,504,753               --             20,529
Payable for capital shares redeemed .............................          556,712            2,000             62,919
Payable for securities purchased ................................          328,040           83,970          1,468,980
Payable for collateral received on securities loaned ............      142,892,973          347,769          5,700,776
Accrued expenses and other payables:
   Investment advisory ..........................................          489,575           10,085             36,103
   Distribution .................................................          122,293            1,614              6,422
   Administration ...............................................           21,565               70                268
   Fund accounting ..............................................            9,262              383                293
   Transfer agent ...............................................           34,792            4,977              9,445
   Trustee ......................................................               --              369                547
   Other ........................................................          221,098            6,946              9,030
                                                                      ------------       ----------        -----------
   TOTAL LIABILITIES ............................................      147,181,063          458,183          7,315,312
                                                                      ------------       ----------        -----------
NET ASSETS ......................................................     $573,692,979       $8,226,184        $31,122,800
                                                                      ============       ==========        ===========
NET ASSETS CONSIST OF
Paid-in capital .................................................     $215,648,661       $5,740,865        $34,892,421
Accumulated net investment loss .................................               --             (332)            (4,159)
Accumulated net realized gains (losses) from
   security  transactions .......................................      155,959,226            5,742         (9,842,641)
Net unrealized appreciation on investments ......................      202,085,092        2,479,909          6,077,179
                                                                      ------------       ----------        -----------
   NET ASSETS ...................................................     $573,692,979       $8,226,184        $31,122,800
                                                                      ============       ==========        ===========
Shares of beneficial interest outstanding (unlimited
   shares authorized, no par value) .............................       17,018,214          623,700          2,025,229
                                                                      ============       ==========        ===========
Net asset value, offering price and redemption price per share ..     $      33.71       $    13.19        $     15.37
                                                                      ============       ==========        ===========

(A)  Includes securities on loan of $139,333,616, $339,743, and $5,576,130 for the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Mid Cap Growth Fund, and Bjurman, Barry Small Cap Growth Fund, respectively.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

                                                          BJURMAN, BARRY    BJURMAN, BARRY    BJURMAN, BARRY
                                                         MICRO-CAP GROWTH   MID CAP GROWTH   SMALL CAP GROWTH
                                                               FUND              FUND              FUND
                                                         ----------------   --------------   ----------------
INVESTMENT INCOME
   Dividends .........................................     $  2,034,403       $   47,015        $   90,189
   Income from securities loaned .....................        1,597,460              506            65,758
                                                           ------------       ----------        ----------
TOTAL INVESTMENT INCOME ..............................        3,631,863           47,521           155,947
                                                           ------------       ----------        ----------
EXPENSES
   Investment advisory ...............................        5,647,009           74,086           360,766
   Distribution ......................................        1,411,747           18,521            90,191
   Administration ....................................          403,829            9,305            30,180
   Fund accounting ...................................           40,867           10,537            10,537
   Transfer agent ....................................          141,089           20,212            43,119
   Audit .............................................           80,069              778             2,952
   Legal .............................................          287,082            1,527            19,811
   Custodian .........................................           68,442            5,485            13,576
   Registration ......................................           35,186           19,744            23,279
   Trustee ...........................................           74,563            1,217             1,212
   Other .............................................          387,574            3,699            28,327
   Recoupment of expenses previously waived by
      Adviser ........................................               --               --            18,271
                                                           ------------       ----------        ----------
TOTAL EXPENSES .......................................        8,577,457          165,111           642,221
   Fees waived by the Adviser ........................               --          (37,411)               --
                                                           ------------       ----------        ----------
NET EXPENSES .........................................        8,577,457          127,700           642,221
                                                           ------------       ----------        ----------
NET INVESTMENT LOSS ..................................       (4,945,594)         (80,179)         (486,274)
                                                           ------------       ----------        ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS
   Net realized gains from security transactions .....      163,697,145          877,749         7,057,916
   Change in unrealized appreciation/depreciation on
      investments ....................................      (22,626,682)         825,841           815,154
                                                           ------------       ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS ..............................      141,070,463        1,703,590         7,873,070
                                                           ------------       ----------        ----------
CHANGE IN NET ASSETS FROM OPERATIONS .................     $136,124,869       $1,623,411        $7,386,796
                                                           ============       ==========        ==========

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                               BJURMAN, BARRY MICRO-CAP     BJURMAN, BARRY MID CAP     BJURMAN, BARRY SMALL CAP
                                                      GROWTH FUND                 GROWTH FUND                GROWTH FUND
                                             ----------------------------  ------------------------  --------------------------
                                               YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                               MARCH 31,      MARCH 31,      MARCH 31,   MARCH 31,     MARCH 31,     MARCH 31,
                                                  2006           2005          2006         2005         2006          2005
                                             -------------  -------------  -----------  -----------  ------------  ------------
OPERATIONS
   Net investment loss ....................  $  (4,945,594) $  (7,354,685) $   (80,179) $  (126,378) $   (486,274) $   (961,226)
   Net realized gains (losses)
      from security transactions ..........    163,697,145     72,578,277      877,749      997,397     7,057,916   (10,423,668)
   Change in unrealized
      appreciation/depreciation
      on investments ......................    (22,626,682)   (95,204,175)     825,841       46,938       815,154    (1,941,775)
                                             -------------  -------------  -----------  -----------  ------------  ------------
Change in net assets from
   operations .............................    136,124,869    (29,980,583)   1,623,411      917,957     7,386,796   (13,326,669)
                                             -------------  -------------  -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains ................    (61,020,654)   (78,549,941)          --           --            --            --
                                             -------------  -------------  -----------  -----------  ------------  ------------
CAPITAL TRANSACTIONS
   Proceeds from shares sold ..............     86,509,829     60,123,531    1,117,252    4,827,733     3,530,384    29,043,192
   Dividends reinvested ...................     59,632,325     76,365,909           --           --            --            --
   Payments for shares redeemed (A) .......   (195,056,038)  (302,604,721)  (1,732,965)  (8,872,855)  (24,413,717)  (80,972,829)
                                             -------------  -------------  -----------  -----------  ------------  ------------
Change in net assets from capital
   share transactions .....................    (48,913,884)  (166,115,281)    (615,713)  (4,045,122)  (20,883,333)  (51,929,637)
                                             -------------  -------------  -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...     26,190,331   (274,645,805)   1,007,698   (3,127,165)  (13,496,537)  (65,256,306)
NET ASSETS
   Beginning of year ......................    547,502,648    822,148,453    7,218,486   10,345,651    44,619,337   109,875,643
                                             -------------  -------------  -----------  -----------  ------------  ------------
   End of year ............................  $ 573,692,979  $ 547,502,648  $ 8,226,184  $ 7,218,486  $ 31,122,800  $ 44,619,337
                                             =============  =============  ===========  ===========  ============  ============
ACCUMULATED NET
INVESTMENT LOSS ...........................  $  (4,885,594) $          --  $      (332) $    (2,384) $     (4,159) $     (6,159)
                                             -------------  -------------  -----------  -----------  ------------  ------------
SHARE TRANSACTIONS
   Shares sold ............................      2,708,741      1,922,809       93,990      512,106       260,544     2,270,598
   Shares reinvested ......................      1,890,683      2,586,045           --           --            --            --
   Shares redeemed ........................     (6,211,618)    (9,950,250)    (151,044)    (888,195)   (1,833,336)   (6,504,054)
                                             -------------  -------------  -----------  -----------  ------------  ------------
   Change in shares outstanding ...........     (1,612,193)    (5,441,396)     (57,054)    (376,089)   (1,572,792)   (4,233,456)
   Shares outstanding, beginning of year ..     18,630,408     24,071,804      680,754    1,056,843     3,598,021     7,831,477
                                             -------------  -------------  -----------  -----------  ------------  ------------
   Shares outstanding, end of year ........     17,018,214     18,630,408      623,700      680,754     2,025,229     3,598,021
                                             =============  =============  ===========  ===========  ============  ============

(A) The cost of shares redeemed is net of the 2% redemption fee on fund shares that have been held 60 days or less. For the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry Mid Cap Growth Fund, and the Bjurman, Barry Small Cap Growth Fund the fees for the year ended March 31, 2006 were $2,193, $120, and $1,400, respectively, and for the year ended March
     31, 2005, these fees were $8,411, $325, and $14,208, respectively.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                         MARCH 31, 2006   MARCH 31, 2005   MARCH 31, 2004   MARCH 31, 2003   MARCH 31, 2002(A)
                                         --------------   --------------   --------------   --------------   -----------------
Net asset value at beginning
   of period .........................     $  29.39         $  34.15         $  19.72         $  24.94           $  18.87
                                           --------         --------         --------         --------           --------
Change in net assets from operations:
   Net investment loss ...............        (0.29)           (0.39)           (0.39)           (0.19)             (0.32)
   Net realized and unrealized gains
      (losses) on investments ........         8.08            (0.24)           14.82            (5.03)              6.39
                                           --------         --------         --------         --------           --------
Change in net assets from
   operations ........................         7.79            (0.63)           14.43            (5.22)              6.07
                                           --------         --------         --------         --------           --------
Less Distributions:
   Distributions from net
      realized gains .................        (3.47)           (4.13)              --               --                 --
                                           --------         --------         --------         --------           --------
Paid-in capital from redemption
   fees ..............................           --(B)           --(B)             --               --                 --
                                           --------         --------         --------         --------           --------
Net asset value at end of period .....     $  33.71         $  29.39         $  34.15         $  19.72           $  24.94
                                           ========         ========         ========         ========           ========
Total return .........................        27.31%           (1.90)%          73.17%          (20.91)%            32.11%
                                           ========         ========         ========         ========           ========
Net assets at end of period (000's) ..     $573,693         $547,503         $822,148         $403,896           $299,127
                                           ========         ========         ========         ========           ========
Ratio of net expenses to average net
   assets ............................         1.52%            1.54%            1.46%            1.59%              1.80%
Ratio of gross expenses to average net
   assets(C) .........................         1.52%            1.54%            1.46%            1.59%              1.80%
Ratio of net investment loss to
   average net assets ................        (0.88%)          (1.14)%          (1.19)%          (1.16)%            (1.40)%
Portfolio turnover rate ..............           62%              28%              65%              54%               105%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split that was declared on June 19, 2002, and paid on June 27, 2002, to shareholders of record on June 26, 2002.

(B)  Amount rounds to less than $0.005.

(C) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN BARRY MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                        MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                                          2006         2005         2004         2003         2002(A)
                                                       ----------   ----------   ----------   ----------   ------------
Net asset value at beginning of period .............    $10.60       $ 9.79       $  7.02      $  9.89     $ 10.00
                                                        ------       ------       -------      -------     -------
Change in net assets from operations:
   Net investment loss .............................     (0.13)       (0.19)        (0.18)       (0.17)      (0.13)
   Net realized and unrealized gains (losses) on
      investments ..................................      2.72         1.00          2.95        (2.70)       0.02
                                                        ------       ------       -------      -------     -------
Change in net assets from operations ...............      2.59         0.81          2.77        (2.87)      (0.11)
                                                        ------       ------       -------      -------     -------
Paid-in capital from redemption fees ...............        --(B)        --(B)         --           --          --
                                                        ------       ------       -------      -------     -------
Net asset value at end of period ...................    $13.19       $10.60       $  9.79      $  7.02     $  9.89
                                                        ======       ======       =======      =======     =======
Total return .......................................     24.43%        8.27%        39.46%      (29.02)%     (1.10)%(C)
                                                        ======       ======       =======      =======     =======
Net assets at end of period (000's) ................    $8,226       $7,218       $10,346      $ 7,932     $14,451
                                                        ======       ======       =======      =======     =======
Ratio of net expenses to average net assets ........      1.72%        1.80%         1.95%        2.00%       2.00%(D)
Ratio of gross expenses to average net assets(E) ...      2.23%        3.37%         3.02%        3.06%       3.00%(D)
Ratio of net investment loss to average net
   assets ..........................................     (1.08%)      (1.23)%       (1.70)%      (1.88)%     (1.79)%(D)
Portfolio turnover rate ............................        76%         107%          196%         183%        197%(C)

(A) Represents the period from June 6, 2001, commencement of operations, through March 31, 2002.

(B)  Amount rounds to less than $0.005.

(C)  Not annualized.

(D)  Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN BARRY SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                              MARCH 31,    MARCH 31,     MARCH 31,
                                                2006         2005         2004(A)
                                             ----------   ----------   ------------
Net asset value at beginning of period ...    $ 12.40     $ 14.03      $  10.00
                                              -------     -------      --------
Change in net assets from operations:
   Net investment loss ...................      (0.24)      (0.27)        (0.10)
   Net realized and unrealized gains
      (losses) on investments ............       3.21       (1.36)         4.13
                                              -------     -------      --------
Change in net assets from operations .....       2.97       (1.63)         4.03
                                              -------     -------      --------
Paid-in capital from redemption fees .....         --(B)       --(B)         --
                                              -------     -------      --------
Net asset value at end of period .........    $ 15.37     $ 12.40      $  14.03
                                              =======     =======      ========
Total return .............................      23.95%     (11.62)%       40.30%(C)
                                              =======     =======      ========
Net assets at end of period (000's) ......    $31,123     $44,619      $109,876
                                              =======     =======      ========
Ratio of net expenses to average net
   assets ................................       1.78%       1.75%         1.70%(D)
Ratio of gross expenses to average net
   assets(E) .............................       1.78%       1.82%         1.80%(D)
Ratio of net investment loss to average
   net assets ............................      (1.35%)     (1.30)%       (1.56)%(D)
Portfolio turnover rate ..................        144%        163%          138%(C)

(A) Represents the period from May 12, 2003, commencement of operations, through March 31, 2004.

(B)  Amount rounds to less than $0.005.

(C)  Not annualized.

(D)  Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006

  SHARES                                                               VALUE
---------                                                          -------------
            COMMON STOCKS - 99.6%
            BASIC MATERIALS - 9.9%
  130,500   Bakers Footwear Group, Inc. (a)*....................   $   2,818,800
  240,000   Ceradyne, Inc. (a)*.................................      11,976,000
  240,000   Landec Corp. (a)....................................       1,915,200
  125,000   Metal Management, Inc...............................       3,956,250
  597,700   MGP Ingredients, Inc................................       9,682,740
  100,000   Multi-Color Corp....................................       3,005,000
  120,900   NS Group. Inc. (a)..................................       5,565,027
  250,000   Origin Agritech Ltd. (a)............................       4,290,000
   53,500   PW Eagle, Inc.*.....................................       1,487,300
  154,200   The Andersons, Inc..................................      12,063,066
                                                                   -------------
                                                                      56,759,383
                                                                   -------------
            COMMERCIAL/INDUSTRIAL SERVICES - 6.0%
   17,900   A.M. Castle & Co....................................         528,050
  145,000   ADDvantage Technologies Group, Inc. (a).............         855,500
  192,900   American Ecology Corp...............................       3,931,302
  180,000   aQuantive, Inc. (a)*................................       4,237,200
   82,100   Barrett Business Services, Inc. (a).................       2,216,700
  133,300   Cantel Medical Corp. (a)............................       2,184,787
  135,800   Matrix Service Co. (a)*.............................       1,558,984
  279,700   Perflcient, Inc. (a)*...............................       3,247,317
   47,700   Standard Parking Corp. (a)..........................       1,329,399
  480,000   TheStreet.com, Inc..................................       3,628,800
  270,000   World Fuel Services Corp............................      10,918,800
                                                                   -------------
                                                                      34,636,839
                                                                   -------------
            CONSUMER DURABLES - 4.1%
  208,300   Aldila, Inc.........................................       6,915,560
  259,600   Apogee Enterprises, Inc.............................       4,382,048
  174,700   Cavalier Homes, Inc. (a)............................       1,222,900
  108,000   Cavco Industries, Inc. (a)..........................       5,247,720
  140,000   RC2 Corp. (a).......................................       5,573,400
                                                                   -------------
                                                                      23,341,628
                                                                   -------------
            CONSUMER NON-DURABLE - 4.5%
  120,000   Cuisine Solutions, Inc. (a).........................       1,114,800
   78,700   Jones Soda Co. (a)*.................................         649,275
  280,000   Matrixx Initiatives, Inc. (a).......................       6,523,999
  170,700   Parlux Fragrances, Inc. (a)*........................       5,505,075
  180,850   Reliv International, Inc.*..........................       2,240,732
   22,600   Rocky Mountain Chocolate Factory, Inc...............         356,852
  170,000   Steven Madden Ltd...................................       6,035,000
  180,000   True Religion Apparel, Inc. (a)*....................       3,324,600
                                                                   -------------
                                                                      25,750,333
                                                                   -------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

  SHARES                                                               VALUE
---------                                                          -------------
            COMMON STOCKS - 99.6% (CONTINUED)
            CONSUMER SERVICES - 4.6%
   52,200   Gaming Partners International Corp.*................   $     826,326
  300,800   McCormick & Schmick's Seafood Restaurants, Inc.
            (a).................................................       7,661,376
  230,000   Monarch Casino & Resort, Inc. (a)...................       6,529,700
  205,800   New Frontier Media, Inc. (a)........................       1,562,022
  190,000   Nutri/System, Inc. (a)*.............................       9,028,800
   85,900   WPCS International, Inc. (a)*.......................         665,725
                                                                   -------------
                                                                      26,273,949
                                                                   -------------
            ELECTRONIC TECHNOLOGY - 31.1%
  774,200   Actuate Corp. (a)...................................       3,290,350
  114,600   Anaren, Inc. (a)....................................       2,231,262
1,709,500   Art Technology Group, Inc. (a)......................       5,487,495
   57,600   Astea International, Inc. (a).......................         675,648
  569,400   Bitstream, Inc. (a).................................       4,230,642
  302,900   BTU International, Inc. (a).........................       4,976,647
  220,000   Click Commerce, Inc. (a)*...........................       5,266,800
  308,800   Comtech Group, Inc. (a).............................       3,088,000
  380,000   CyberSource Corp. (a)...............................       4,240,800
  262,000   Digi International, Inc. (a)........................       3,057,540
  373,095   Diodes, Inc. (a)....................................      15,483,443
  340,200   EFJ,Inc. (a)........................................       3,670,758
  287,400   Ezenia!, Inc. (a)...................................         962,790
  136,800   Hurco Companies, Inc. (a)...........................       3,723,696
  172,400   I.D. Systems, Inc. (a)..............................       4,310,000
  382,800   Internet Commerce Corp. -Class A (a)*...............       1,446,984
  465,800   Intevac, Inc. (a)...................................      13,405,724
  185,600   Key Tronic Corp. (a)................................         807,360
  200,000   LaBarge, Inc. (a)...................................       2,990,000
  162,200   LoJack Corp. (a)....................................       3,889,556
  250,000   Metrologic Instruments. Inc. (a)....................       5,782,500
  284,100   Micronetics Wireless, Inc. (a)......................       6,284,292
  295,400   Neoware Systems, Inc. (a)*..........................       8,749,748
  292,100   Online Resources & Commmunications Corp. (a)........       3,797,300
  155,600   Optical Communication Products, Inc. (a)............         479,248
  233,200   Orbit International Corp. (a).......................       2,250,380
  225,000   PAR Technology Corp. (a)*...........................       3,991,500
  181,900   Peerless Systems Corp. (b)..........................       1,358,793
  250,400   Perceptron, Inc. (a)................................       2,130,904
  477,400   RADCOM Ltd. (a)*....................................       2,005,080
  223,200   Radiant Systems, Inc. (a)...........................       3,017,664
  300,000   Radyne Corp. (a)....................................       4,791,000
  256,600   RELM Wireless Corp. (a).............................       2,499,284

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

  SHARES                                                               VALUE
---------                                                          -------------
            COMMON STOCKS - 99.6% (CONTINUED)
            ELECTRONIC TECHNOLOGY - 31.1% (CONTINUED)
  310,000   Silicom Ltd. (a)....................................   $   3,285,752
  464,600   Sirenza Microdevices, Inc. (a)......................       4,390,470
  635,000   Smith Micro Software, Inc. (a)*.....................       7,804,150
   97,000   SRS Labs, Inc. (a)..................................         583,940
  421,000   Stellent, Inc.......................................       4,993,060
  115,000   Stratasys, Inc. (a)*................................       3,390,200
1,004,100   Stratex Networks, Inc. (a)..........................       6,175,215
  119,900   Synplicity, Inc. (a)................................         774,554
   35,978   TESSCO Technologies, Inc. (a).......................         665,593
   53,000   Tollgrade Communications, Inc. (a)..................         788,640
  165,000   Verint Systems, Inc. (a)............................       5,836,050
  296,000   Video Display Corp. (a)*............................       2,806,080
   53,000   VSE Corp............................................       2,199,500
                                                                   -------------
                                                                     178,066,392
                                                                   -------------
            ENERGY - 2.7%
  147,400   GMX Resources, Inc. (a)*............................       5,520,130
  600,000   Pioneer Drilling Co. (a)............................       9,858,000
                                                                   -------------
                                                                      15,378,130
                                                                   -------------
            FINANCE - 7.5%
  110,000   American Physicians Capital, Inc. (a)...............       5,280,000
  150,000   Argonaut Group, Inc. (a)............................       5,332,500
   89,200   Bank of the Ozarks, Inc.*...........................       3,255,800
  345,500   Bodisen Biotech, Inc. (a)*..........................       5,448,535
   38,800   EMC Insurance Group, Inc............................       1,081,356
   80,200   First Community Bancorp.............................       4,624,332
   58,600   Five Star Quality Care, Inc. (a)....................         638,154
  160,000   Marlin Business Services, Inc. (a)..................       3,536,000
  205,000   Meadowbrook Insurance Group, Inc. (a)...............       1,435,000
   59,300   Mercer Insurance Goup, Inc. (a).....................       1,123,735
  137,900   The Middleby Corp. (a)..............................      11,544,988
                                                                   -------------
                                                                      43,300,400
                                                                   -------------
            HEALTH CARE - 14.9%
  210,000   Air Methods Corp. (a)...............................       6,203,400
  175,700   AngioDynamics, Inc. (a).............................       5,281,542
  250,900   Bentley Pharmaceuticals, Inc. (a)*..................       3,299,335
   19,400   Bioanalytical Systems, Inc. (a).....................         122,220
   64,300   Caraco Pharmaceutical Laboratories Ltd. (a).........         835,900
  229,600   CAS Medical Systems, Inc. (a)*......................       1,937,824
  130,000   Centene Corp. (a)...................................       3,792,100
  350,140   Encore Medical Corp. (a)............................       1,792,717

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

  SHARES                                                               VALUE
---------                                                          -------------
            COMMON STOCKS - 99.6% (CONTINUED)
            HEALTH CARE - 14.9% (CONTINUED)
  383,900   Health Grades, Inc. (a).............................   $   2,046,149
  374,300   Healthcare Services Group, Inc.*....................       7,995,048
   75,000   Healthways, Inc. (a)................................       3,820,500
  194,600   Hi-Tech Pharmacal Co., Inc. (a).....................       5,487,720
  108,000   Horizon Health Corp. (a)............................       2,138,400
   90,000   Immucor, Inc. (a)...................................       2,582,100
  100,000   IntegraMed America, Inc. (a)........................       1,155,000
  393,500   IRIS International, Inc. (a)*.......................       6,150,405
  100,000   Medical Action Industries, Inc. (a).................       2,399,000
  373,000   Merge Technologies, Inc. (a)........................       5,956,810
   48,400   Mesa Laboratories, Inc..............................         682,924
  155,500   Natus Medical, Inc. (a).............................       3,187,750
   59,500   Neogen Corp. (a)....................................       1,457,750
  363,700   Palomar Medical Technologies, Inc. (a)*.............      12,165,764
   89,500   Quality Systems, Inc.*..............................       2,962,450
  118,800   U.S. Physical Therapy, Inc. (a).....................       2,032,668
                                                                   -------------
                                                                      85,485,476
                                                                   -------------
            PRODUCER MANUFACTURING - 9.1%
  452,000   A.S.V., Inc. (a)*...................................      14,563,440
  423,200   Amerigon, Inc. (a)..................................       3,288,264
  380,000   Dynamic Materials Corp.*............................      13,543,200
  210,000   Fuel-TechN.V. (a)...................................       3,357,900
  105,000   GehlCo. (a).........................................       3,477,600
   31,000   Insteel Industries, Inc.*...........................       1,760,180
   66,000   K-Tron International, Inc. (a)......................       3,212,880
  210,000   Lamson & Sessions Co. (a)*..........................       5,844,300
   48,500   Miller Industries, Inc. (a).........................       1,236,750
  298,800   Smith & Wesson Holding Corp. (a)....................       1,807,740
                                                                   -------------
                                                                      52,092,254
                                                                   -------------
            RETAIL - 4.3%
   49,700   Big Dog Holdings, Inc. (a)..........................         579,999
  304,900   Casual Male Retail Group, Inc. (a)*.................       2,969,726
  212,500   Gaiam, Inc. (a).....................................       3,423,375
  314,800   PetMed Express, Inc. (a)............................       5,593,996
   60,200   The Finish Line, Inc. - Class A.....................         990,290
  337,500   The Sportsman's Guide, Inc. (a).....................       8,940,375
  112,400   United Retail Group, Inc. (a).......................       2,105,252
   25,000   Zones, Inc. (a).....................................         183,425
                                                                   -------------
                                                                      24,786,438
                                                                   -------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

  SHARES                                                               VALUE
---------                                                          -------------
            COMMON STOCKS - 99.6% (CONTINUED)
            TRANSPORTATION - 0.4%
   76,200   Covenant Transport, Inc. - Class A (a)..............   $   1,112,520
  130,000   Frozen Food Express Industries, Inc. (a)............       1,358,500
                                                                   -------------
                                                                       2,471 020
                                                                   -------------
            UTILITIES - 0.5%
  150,000   Lightbridge, Inc. (a)...............................       1,665,000
   40,000   Tim Participacoes ADR*..............................       1,481,200
                                                                   -------------
                                                                       3,146,200
                                                                   -------------
            TOTAL COMMON STOCKS (COST $369,403,350).............     571,488,442
                                                                   -------------
            Cash Held as Collateral on Securities
               Loaned (Cost $142,892,973).......................     142,892,973
            TOTAL INVESTMENTS (COST $512,296,323) - 124.5%......     714,381,451
            OTHER LIABILITIES IN EXCESS OF ASSETS - (24.5)%.....    (140,688,436)
                                                                   -------------
            NET ASSETS-100.0%...................................   $ 573,692,979
                                                                   =============

*    A portion or all of this security is out on loan as of March 31, 2006

(a)  Represents non-income producing security.

ADR  - American Depositary Receipt

See notes to financial statements.

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006

SHARES                                                                   VALUE
------                                                                ----------
         COMMON STOCKS - 99.2%
         BASIC MATERIALS - 8.3%
 2,700   Allegheny Technologies, Inc...............................   $  165,186
 3,900   Armor Holdings, Inc. (a)..................................      227,330
 2,100   Eagle Materials, Inc......................................      133,896
   800   Martin Marietta Materials, Inc............................       85,624
 3,250   Olin Corp.................................................       69,778
   161   Tronox, Inc. - Class B (a)................................        2,741
                                                                      ----------
                                                                         684,555
                                                                      ----------
         COMMERCIAL/INDUSTRIAL SERVICES - 3.4%
 1,500   Focus Media Holding Ltd. ADR (a)..........................       87,030
 2,500   FTI Consulting (a)........................................       71,325
 1,800   WESCO International, Inc. (a).............................      122,418
                                                                      ----------
                                                                         280,773
                                                                      ----------
         CONSUMER DURABLES - 2.0%
 4,800   Scientific Games Corp. (a)................................      168,624
                                                                      ----------
         CONSUMER NON-DURABLE - 3.0%
 4,300   Coach, Inc. (a)...........................................      148,694
 7,000   Quiksilver, Inc. (a)......................................       97,020
                                                                      ----------
                                                                         245,714
                                                                      ----------
         CONSUMER SERVICES - 2.9%
 1,700   NDS Group PLC ADR(a)......................................       88,451
 1,900   Station Casinos, Inc......................................      150,803
                                                                      ----------
                                                                         239,254
                                                                      ----------
         ELECTRONIC TECHNOLOGY - 28.3%
 9,200   Arris Group, Inc. (a).....................................      126,592
 1,600   Avid Technology, Inc. (a).................................       69,536
 3,800   Cogent, Inc. (a)..........................................       69,692
 6,000   Comverse Technology, Inc. (a).............................      141,180
 3,250   DRS Technologies, Inc.....................................      178,328
 2,000   F5 Networks, Inc. (a).....................................      144,980
 1,700   Harris Corp...............................................       80,393
 8,200   Integrated Device Technology, Inc. (a)....................      121,852
 2,400   Komag, Inc. (a)...........................................      114,240
 1,200   L-3 Communications Holdings, Inc..........................      102,948
 2,700   M-Systems Flash Disk Pioneers Ltd. (a)....................       69,822
 4,000   Marvel Technology Group Ltd. (a)..........................      216,399
 8,600   Micron Technology, Inc. (a)...............................      126,592
 4,400   Openwave Systems, Inc. (a)................................       94,952

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

SHARES                                                                   VALUE
------                                                                ----------
         COMMON STOCKS - 99.2% (CONTINUED)
         ELECTRONIC TECHNOLOGY - 28.3% (CONTINUED)
 3,600   PerkinElmer, Inc..........................................   $   84,492
11,400   Powerwave Technologies, Inc. (a)..........................      153,786
 1,750   Rockwell Automation, Inc..................................      125,843
 1,050   SanDisk Corp. (a).........................................       60,396
 3,700   Trident Microsystems, Inc. (a)............................      107,522
 4,300   VeriFone Holdings, Inc. (a)...............................      130,247
                                                                      ----------
                                                                       2,319,792
                                                                      ----------
         ENERGY - 9.6%
 4,600   AES Corp. (a).............................................       78,476
 4,300   Chesapeake Energy Corp....................................      135,063
 1,600   Diamond Offshore Drilling, Inc. *.........................      143,199
   800   Kerr-McGee Corp...........................................       76,384
 1,630   Noble Energy, Inc.........................................       71,590
 2,800   Pride International, Inc. (a).............................       87,304
 1,700   Todco.....................................................       66,997
 1,252   Valero Energy Corp........................................       74,845
 1,200   Weatherford International, Inc. (a).......................       54,900
                                                                      ----------
                                                                         788,758
                                                                      ----------
         FINANCE - 8.5%
 2,400   CNA Financial Corp. (a)*..................................       76,416
 1,850   GFI Group, Inc. (a).......................................       96,034
 3,800   Nasdaq Stock Market, Inc. (a).............................      152,152
 3,100   optionsXpress Holdings, Inc.*.............................       90,148
 2,300   Selective Insurance Group, Inc............................      121,900
 1,800   StanCorp Financial Group, Inc.............................       97,398
 1,300   The Commerce Group, Inc...................................       68,692
                                                                      ----------
                                                                         702,740
                                                                      ----------
         HEALTH CARE - 10.0%
 2,100   Coventry Health Care, Inc. (a)............................      113,358
 2,100   Dade Behring Holdings, Inc................................       74,991
   900   Intuitive Surgical, Inc. (a)..............................      106,200
 1,100   Invitrogen Corp. (a)......................................       77,143
 2,300   Kindred Healthcare, Inc. (a)..............................       57,845
 2,000   Kyphon, Inc. (a)..........................................       74,400
 4,600   Pharmaceutical Product Development, Inc...................      159,206
 1,900   Sepracor, Inc. (a)........................................       92,739
 1,000   United Therapeutics Corp. (a).............................       66,280
                                                                      ----------
                                                                         822,162
                                                                      ----------

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

SHARES                                                                   VALUE
------                                                                ----------
         COMMON STOCKS - 99.2% (CONTINUED)
         PRODUCER MANUFACTURING - 9.2%
   800   Cummins, Inc..............................................   $   84,080
 3,000   JLG Industries, Inc.......................................       92,370
 4,275   Joy Global, Inc...........................................      255,516
 2,050   Maverick Tube Corp. (a)*..................................      108,630
 3,150   The Timken Co.............................................      101,651
 1,700   Walter Industries, Inc....................................      113,254
                                                                      ----------
                                                                         755,501
                                                                      ----------
         RETAIL - 0.7%
 2,500   Urban Outfitters, Inc. (a)................................       61,350
                                                                      ----------
         TRANSPORTATION - 3.2%
 2,400   C.H. Robinson Worldwide, Inc..............................      117,816
 4,650   UTI Worldwide, Inc........................................      146,940
                                                                      ----------
                                                                         264,756
                                                                      ----------
         UTILITIES - 10.1%
 4,600   CMS Energy Corp. (a)......................................       59,570
 4,000   Companhia de Saneamento Basico do Estado
            de Sao Paulo ADR.......................................       88,040
 2,400   Mobile Telesystems ADR....................................       79,440
 2,800   Nextel Partners, Inc. - Class A (a).......................       79,296
 6,600   NII Holdings, Inc. (a)....................................      389,202
 2,900   West Corp. (a)............................................      129,514
                                                                      ----------
                                                                         825,062
                                                                      ----------
         TOTAL COMMON STOCKS (COST $5,679,132).....................    8,159,041
                                                                      ----------
         Cash Held as Collateral on Securities Loaned
            (Cost $347,769)........................................      347,769
         TOTAL INVESTMENTS (COST $6,026,900) - 103.4%..............    8,506,810
         OTHER LIABILITIES IN EXCESS OF ASSETS - (3.4)%............     (280,626)
                                                                      ----------
         NET ASSETS - 100.0%.......................................   $8,226,184
                                                                      ==========

*    A portion or all of this security is out on loan as of March 31, 2006

(a)  Represents non-income producing security.

ADR  - American Depositary Receipt

PLC  - Public Liability Co.

See notes to financial statements.

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006

SHARES                                                                  VALUE
------                                                               -----------
         COMMON STOCKS - 99.8%
         BASIC MATERIALS - 2.5%
 5,000   Ceradyne, Inc. (a) *.....................................   $   249,500
 8,200   Chaparral Steel Co. (a)..................................       532,344
                                                                     -----------
                                                                         781,844
                                                                     -----------
         COMMERCIAL/INDUSTRIAL SERVICES - 9.2%
28,300   24/7 Real Media, Inc. (a)................................       296,018
 6,500   Applied Industrial Technology, Inc.......................       289,900
15,000   aQuantive, Inc. (a)*.....................................       353,100
11,000   Comfort Systems USA, Inc.................................       148,500
38,400   Concur Technologies, Inc. (a)............................       711,552
29,000   KForce, Inc. (a).........................................       369,750
26,700   TeleTech Holdings, Inc. (a)..............................       296,637
15,100   The Ultimate Software Group, Inc. (a)....................       390,335
                                                                     -----------
                                                                       2,855,792
                                                                     -----------
         CONSUMER DURABLES - 1.3%
20,000   LKQ Corp. (a)............................................       416,200
                                                                     -----------
         CONSUMER NON-DURABLE - 4.2%
 3,000   Hansen Natural Corp. (a)*................................       378,150
18,600   National Beverage Corp...................................       215,202
15,000   Parlux Fragrances, Inc. (a)*.............................       483,750
25,900   SunOpta, Inc. (a)........................................       222,999
                                                                     -----------
                                                                       1,300,101
                                                                     -----------
         CONSUMER SERVICES - 1.5%
25,000   The Knot, Inc. (a).......................................       452,500

         ELECTRONIC TECHNOLOGY - 29.2%
16,400   Aspen Technology, Inc. (a)...............................       207,460
23,400   Bookham, Inc. (a)........................................       223,236
60,000   Cirrus Logic, Inc. (a)...................................       508,800
13,000   Click Commerce, Inc. (a)*................................       311,220
15,000   Digitas,Inc. (a).........................................       216,000
15,800   Diodes, Inc. (a).........................................       655,700
 9,900   Intevac, Inc. (a)........................................       284,922
10,000   Itron, Inc. (a)..........................................       598,500
 9,000   Komag, Inc. (a)..........................................       428,400
13,000   Marchex, Inc. - Class B (a)*.............................       279,500
16,500   Netlogic Microsystems, Inc. (a)*.........................       679,965
18,800   Newport Corp. (a)........................................       354,568
50,000   Online Resources & Commmunications Corp. (a).............       650,000
 8,600   Open Solutions, Inc. (a).................................       234,866

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

SHARES                                                                  VALUE
------                                                               -----------
         COMMON STOCKS - 99.8% (CONTINUED)
         ELECTRONIC TECHNOLOGY - 29.2% (CONTINUED)
14,000   Rackable Systems, Inc. (a)...............................   $   739,899
19,800   RADVision Ltd. (a).......................................       353,430
15,000   Sigma Designs, Inc. (a)..................................       218,850
11,000   SPSS, Inc. (a)...........................................       348,260
10,000   TALX Corp................................................       284,800
11,600   Tom Online, Inc. ADR (a)*................................       295,104
19,000   Trident Microsystems, Inc. (a)...........................       552,140
20,200   TTM Technologies, Inc. (a)...............................       292,698
12,200   Xyratex Ltd. (a).........................................       384,300
                                                                     -----------
                                                                       9,102,618
                                                                     -----------
         ENERGY-7.1%
12,750   Atlas America, Inc. (a)..................................       609,578
10,000   Drill-Quip, Inc. (a).....................................       708,500
13,100   Edge Petroleum Corp. (a).................................       327,238
 6,000   Lufkin Industries, Inc...................................       332,640
 5,000   Petroleum Development Corp. (a)..........................       226,800
                                                                     -----------
                                                                       2,204,756
                                                                     -----------
         FINANCE - 5.0%
 6,000   American Physicians Capital, Inc. (a)....................       288,000
 7,500   EZCORP, Inc. (a).........................................       221,400
 6,000   GFI Group, Inc. (a)......................................       311,460
 4,000   The Middleby Corp. (a)...................................       334,880
 8,000   The Navigators Group, Inc. (a)...........................       396,800
                                                                     -----------
                                                                       1,552,540
                                                                     -----------
         HEALTH CARE - 20.8%
12,900   Abaxis, Inc. (a).........................................       292,572
 8,000   American Science & Engineering, Inc. (a)*................       747,200
12,200   Bentley Pharmaceuticals, Inc. (a)*.......................       160,430
28,800   BioMarin Pharmaceutical, Inc. (a)........................       386,496
10,000   Candela(a)...............................................       216,000
 7,600   DigeneCorp. (a)..........................................       297,160
 7,400   Healthways, Inc. (a).....................................       376,956
 3,893   Hi-Tech Pharmacal Co., Inc. (a)..........................       109,783
 8,400   Illumina, Inc. (a).......................................       199,500
24,400   LifeCell Corp. (a).......................................       550,220
19,000   Natus Medical, Inc. (a)..................................       389,500
45,000   Option Care, Inc.*.......................................       636,300
 7,300   Per-Se Technologies, Inc. (a)............................       194,618
20,000   Psychiatric Solutions, Inc. (a)..........................       662,600
 6,900   Schick Technologies, Inc. (a)............................       344,310

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

SHARES                                                                  VALUE
------                                                               -----------
         COMMON STOCKS - 99.8% (CONTINUED)
         HEALTH CARE - 20.8% (CONTINUED)
15,000   Sunrise Assisted Living, Inc. (a)........................   $   584,550
 9,100   Vital Images, Inc. (a)...................................       310,128
                                                                     -----------
                                                                       6,458,323
                                                                     -----------
         PRODUCER MANUFACTURING - 11.1%
14,800   A.S.V.,Inc. (a)*.........................................       476,856
 6,200   American Woodmark Corp...................................       220,100
20,000   Columbus Mckinnon Corp. (a)..............................       538,600
14,500   Dynamic Materials Corp.*.................................       516,780
18,000   Encore Wire Corp. (a)....................................       609,840
11,600   Flow International Corp. (a).............................       152,772
 5,000   Freightcar America, Inc..................................       318,000
10,000   GehlCo. (a)..............................................       331,200
12,000   Superior Essex, Inc. (a).................................       305,280
                                                                     -----------
                                                                       3,469,428
                                                                     -----------
         RETAIL - 5.0%
10,200   Hibbett Sporting Goods, Inc. (a).........................       336,498
10,000   The Pantry, Inc. (a).....................................       623,900
10,000   Zumiez, Inc. (a).........................................       611,000
                                                                     -----------
                                                                       1,571,398
                                                                     -----------
         TRANSPORTATION - 1.1%
15,000   Celadon Group, Inc. (a)..................................       328,350
         UTILITIES - 1.8%
15,000   Tim Participacoes ADR*...................................       555,450
                                                                     -----------
         TOTAL COMMON STOCKS (COST $24,972,121)...................    31,049,300
                                                                     -----------
         Cash Held as Collateral on Securities Loaned
            (Cost $5,700,776).....................................     5,700,776
         TOTAL INVESTMENTS (COST $30,672,897) - 118.1%............    36,750,076
         OTHER LIABILITIES IN EXCESS OF ASSETS - (18.1)%..........    (5,627,276)
                                                                     -----------
         NET ASSETS - 100.0%......................................   $31,122,800
                                                                     ===========


     *    A portion or all of this security is out on loan as of March 31, 2006

     (a)  Represents non-income producing security.

     ADR - American Depositary Receipt

     See notes to financial statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

1. ORGANIZATION

The Bjurman, Barry Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Trust Agreement dated September 26, 1996, as amended to date. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund (the "Micro-Cap Growth Fund"), the Bjurman, Barry Mid Cap Growth Fund (the "Mid Cap Growth Fund") and the Bjurman, Barry Small Cap Growth Fund (the "Small Cap Growth Fund") (individually, a "Fund," and collectively, the "Funds"). The Micro-Cap Growth Fund is closed to new investors. The Micro-Cap Growth Fund commenced operations on March 31, 1997, the Mid Cap Growth Fund commenced operations on June 6, 2001, and the Small Cap Growth Fund commenced operations on May 12, 2003.

The Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Mid Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.

The Small Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $1 billion at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale prices as of the close of the regular session on trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued. Securities that are traded both in the over-the-counter market and stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation -- The net asset value per share ("NAV") of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to each Fund on the basis of relative net assets or another appropriate method.

Distributions to shareholders - Dividends arising from net investment income, if any, are declared and paid to shareholders annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

The character of income and gains distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Security transactions - During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.

Loans of Portfolio Securities - Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Redemption/Exchange fees - The Funds assess investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Funds retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

Federal income tax - It is each Fund's policy to comply with the requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes substantially all of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Bjurman, Barry & Associates (the "Adviser") provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit each Fund's total annual operating expenses to 1.80% of its average daily net assets. For the year ended March 31, 2006, the Adviser waived $37,411 of its investment advisory fees for the Mid Cap Growth Fund. Any fees voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap that are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser and approved by the Trust's Board of Trustees, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of March 31, 2006, the Mid Cap Growth Fund and the Small Cap Growth Fund had $526,036 and $81,467, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

                         AMOUNT    EXPIRES MARCH 31
                        --------   ----------------
Mid Cap Growth Fund     $209,590         2007
                         279,035         2008
                          37,411         2009
Small Cap Growth Fund     81,467         2009

ADMINISTRATION, FUND ACCOUNTING, AND TRANSFER AGENT FEE

During the period from April 1, 2005 through June 26, 2005, under the terms of an Administration Agreement, an Accounting Services Agreement, and a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, Integrated Fund Services, Inc. ("IFS") served the Trust as administrator, fund accountant, and transfer agent. For these services, IFS received monthly fees subject to minimums per Fund. Effective June 27, 2005, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a subsidiary of The BISYS Group Inc. ("BISYS"), began serving as the administrator, fund accountant, and transfer agent. Under a Master Services Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Trust subject to annual minimums per Fund. The amounts charged to each Fund for these services provided by IFS and BISYS Ohio during the year ended March 31, 2006 were as follows:

                        ADMINISTRATION   FUND ACCOUNTING   TRANSFER AGENT
                             FEES              FEES             FEES
                        --------------   ---------------   --------------
Micro-Cap Growth Fund      $403,829          $40,867          $141,089
Mid Cap Growth Fund           9,305           10,537            20,212
Small Cap Growth Fund        30,180           10,537            43,119

UNDERWRITING/DISTRIBUTOR FEE

During the period from April 1, 2005, through June 26, 2005, IFS Fund Distributors, Inc. (the "Underwriter"), under the terms of an Underwriting Agreement, served as principal underwriter for each Fund and, as such, was the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter received a monthly fee from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership. The Micro-Cap Growth Fund, Mid Cap Growth Fund, and Small Cap Growth Fund were charged $477, $143, and $143, respectively, by the Underwriter for that period.

Effective June 27, 2005, BISYS Fund Services Limited Partnership ("BISYS LP"), a subsidiary of BISYS, began serving the Trust as Distributor (the "Distributor"). The Micro-Cap Growth Fund, Mid Cap Growth Fund, and Small Cap Growth Fund were charged by the Distributor $16,784, $218, and $998, respectively, for the period from June 27, 2005 through March 31, 2006.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Effective June 27, 2005, BISYS LP began serving as the Trust's Distributor. Each Fund will reimburse the Adviser, BISYS LP or others for expenses incurred in distributing and promoting shares of each Fund and for certain shareholder servicing at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets.

OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Funds are affiliated with the Adviser or BISYS. Such Officers and Trustees received no compensation from the Funds for serving in their respective roles. Each of the non-interested Trusteees, all of whom served both on the Board and the Audit Committee, were compensated $5,250 per meeting for meeting and retainer fees (the Chairman of the Board and the Audit Committee Chairman received an additional $2,500 and $1,250 per meeting, respectively), plus reimbursement for certain expenses. During the year ended March 31, 2006, Trustee compensation was $106,500 in aggregate.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   INVESTMENT TRANSACTIONS

For the year ended March 31, 2006, costs of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government Securities, were as follows:

                          PURCHASES        SALES
                        ------------   ------------
Micro-Cap Growth Fund   $348,107,099   $458,399,674
Mid Cap Growth Fund        5,586,490      6,145,826
Small Cap Growth Fund     51,812,234     71,797,020

There were no purchases or sales of U.S. Government securities during the year.

5.   Commitments and Contingencies

On December 9, 2003, Milton Pfeiffer, a shareholder of the Micro-Cap Growth Fund, filed a complaint, amended on February 20, 2004 and again on April 29, 2004, in the United States District Court for the Southern District of New York, naming the Adviser and the Micro-Cap Growth Fund as defendants. The amended complaint alleged that the Adviser violated its fiduciary duties under section 36(b) of the Investment Company Act of 1940 ("ICA"). Specifically, the complaint alleged that the Adviser charged the Micro-Cap Growth Fund for reimbursement for unnecessary and excessive marketing and distribution fees under Rule 12b-1 promulgated by the Securities and Exchange Commission under the ICA, even though the Micro-Cap Growth Fund had been closed since May 30, 2003 to new investors outside the Trust. The complaint alleged that these Rule 12b-1 fee payments to the Adviser were in violation of the Adviser's fiduciary duty with respect to the receipt of compensation under section 36(b) of the ICA. Plaintiff sought the following relief: (1) to recover for the Micro-Cap Growth Fund the allegedly excessive Rule 12b-1 fees from the Adviser; (2) to recover for the Micro-Cap Growth Fund a portion of the investment advisory fees collected by the Adviser while allegedly in breach of its fiduciary duty; (3) to enjoin the Adviser from receiving from the Micro-Cap Growth Fund, and to enjoin the Micro-Cap Growth Fund from paying to the Adviser, (a) any Rule 12b-1 fees while the Micro-Cap Growth Fund is closed to new investors and (b) any other charges that do not bear a reasonable relationship to the services provided or expenses incurred; and (4) to recover for plaintiff the costs and disbursements of this lawsuit, including the fees of plaintiff's attorneys and experts.

The Adviser and the Micro-Cap Growth Fund denied and contested the plaintiff's allegations. On March 2, 2006, the court granted the defendants' motion for summary judgment on all of the plaintiff's claims. The plaintiff has appealed the decision.

On October 6, 2004, Milton Pfeiffer also filed a complaint in the United States District Court for the Southern District of New York against IFS, as well as Scott Englehart and Tina Bloom, two employees of IFS (the "two individuals") who, as part of the administrative and accounting services provided by IFS to the Trust, also served as officers of the Trust. That complaint alleged that IFS charged the Micro-Cap Growth Fund excessive fees and that the two individuals breached alleged fiduciary duties to the Micro-Cap Growth Fund by allowing IFS to charge those fees. The defendants filed a third-party complaint in the same action against the Trust and certain current and former Trustees seeking indemnification for any judgment rendered against them and reimbursement of defense costs, basing their claims on certain contracts between the Trust and IFS. IFS and the two individuals prevailed in a motion for summary judgment in plaintiff's action against them, resulting in a dismissal of the lawsuit, including the third party action against the Trust. IFS has now demanded reimbursement from the Trust for its defense costs. The Trust is evaluating the claim.

In May 2005, Milton Pfeiffer filed a complaint in the Court of Chancery for the State of Delaware naming one former Trustee and all but the most recently elected current Trustees of the Trust as defendants. The complaint, a purported class action on behalf of all current and former shareholders of the Fund from and after May 30, 2003, alleges that the Trustees violated their fiduciary duties under Delaware law by allowing the Micro-Cap Growth Fund to be overcharged for promotional and marketing costs, administrative services and other back-office services after the Micro-Cap Growth Fund was closed on May 30, 2003 to new investors outside the Trust's family of funds. Plaintiff seeks the following relief: (1) certification of the purported class action and the plaintiff as the class representative; (2) recovery by the class of damages caused by the alleged breach of fiduciary duty; (3) enjoining the defendants from overcharging the Micro-Cap Growth Fund for the expenses and fees complained of; and (4) awarding the plaintiff the costs and expenses of the action, including the fees and expenses of counsel and experts.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The defendants deny, and will vigorously contest, the plaintiff's allegations. All of the defendants in this action are entitled to indemnification from the Trust in the defense of these claims, subject to the satisfying of certain standards of conduct.

The Trustees of the Trust are entitled to indemnification from the Trust, subject to satisfying certain standards of conduct. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and that provide general indemnification. The Trust's maximum exposure under these arrangements cannot be estimated due to the many uncertainties involved.

6. FEDERAL INCOME TAX INFORMATION

At March 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                         NET UNREALIZED
                                       TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
                          TAX COST      APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                          --------      ------------    --------------   --------------
Micro-Cap Growth Fund   $512,373,823    $212,735,192     $(10,727,600)    $202,007,592
Mid Cap Growth Fund        6,026,900       2,590,012         (110,103)       2,479,909
Small Cap Growth Fund     30,672,897       6,475,351         (398,172)       6,077,179

The tax character of distributions paid during the fiscal year ended March 31, 2006 was as follows:

                            DISTRIBUTIONS PAID FROM
                        -------------------------------
                                          NET LONG TERM   TOTAL TAXABLE   TAX RETURN OF   TOTAL DISTRIBUTIONS
                        ORDINARY INCOME   CAPITAL GAINS   DISTRIBUTIONS      CAPITAL            PAID(1)
                        ---------------   -------------   -------------   -------------   -------------------
Micro-Cap Growth Fund         $--          $61,020,654     $61,020,654         $--             $61,020,654
Mid Cap Growth Fund            --               --              --              --                  --
Small Cap Growth Fund          --               --              --              --                  --

The tax character of distributions paid during the fiscal year ended March 31, 2005 was as follows:

                            DISTRIBUTIONS PAID FROM
                        -------------------------------
                                          NET LONG TERM   TOTAL TAXABLE   TAX RETURN OF   TOTAL DISTRIBUTIONS
                        ORDINARY INCOME   CAPITAL GAINS   DISTRIBUTIONS      CAPITAL            PAID(1)
                        ---------------   -------------   -------------   -------------   -------------------
Micro-Cap Growth Fund         $--         $78,549,941      $78,549,941         $--            $78,549,941
Mid Cap Growth Fund            --                  --               --          --                     --
Small Cap Growth Fund          --                  --               --          --                     --

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AS of March 31, 2006, the components of accumulated earnings/(deflcit) on a tax basis was as follows:

                                                                                                             TOTAL
                        UNDISTRIBUTED   UNDISTRIBUTED                   ACCUMULATED      UNREALIZED       ACCUMULATED
                           ORDINARY       LONG-TERM      ACCUMULATED    CAPITAL AND     APPRECIATION       EARNINGS
                           INCOME       CAPITAL GAINS     EARNINGS     OTHER LOSSES   DEPRECIATION)(2)     (DEFICIT)
                        -------------   -------------   ------------   ------------   ----------------   ------------
Micro-Cap Growth Fund         $--        $156,036,726   $156,036,726   $        --      $202,007,592     $358,044,318
Mid Cap Growth Fund            --               5,742          5,742            --         2,479,909        2,485,651
Small Cap Growth Fund          --                  --             --    (9,842,641)        6,077,179       (3,765,462)

(1) Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

(2) The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

As of March 31, 2006, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                          AMOUNT     EXPIRES
                        ----------   -------
Small Cap Growth Fund   $9,842,641     2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Bjurman, Barry Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Mid Cap Growth Fund, and Bjurman, Barry Small Cap Growth Fund (constituting The Bjurman, Barry Funds, hereafter referred to as the "Funds") at March 31, 2006, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets of the Funds for the year ended March 31, 2005 and the financial highlights for each of the periods in the four years then ended, were audited by another Independent Registered Public Accounting Firm whose report, dated May 20, 2005, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Los Angeles, California
May 23, 2006

THE BJURMAN, BARRY FUNDS
ADDITIONAL FUND INFORMATION (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

During the fiscal year ended March 31, 2006, the Funds declared long-term realized gain distributions in the following amounts:

                       15% Capital Gains
                       -----------------
Micro-Cap Growth Fund     $61,020,654

PROXY VOTING

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding each Fund's proxy voting record for the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-227-7264 or by visiting the Funds' website at http://www.bjurmanbarry.com. This information is also available on the SEC website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of the fiscal year on Form N-Q. The complete listing (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington D.C.; and
(iii) will be made available to shareholders upon request by calling 1-800-227-7264. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE BJURMAN, BARRY FUNDS
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in this line under the heading entitled "Expenses Paid During the Six Months Ended" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  EXPENSE PAID     NET EXPENSE RATIO
                                                 BEGINNING         ENDING          DURING THE          DURING THE
                                               ACCOUNT VALUE    ACCOUNT VALUE   SIX MONTHS ENDED    SIX MONTHS ENDED
                                              OCTOBER 1, 2005  MARCH 31, 2006    MARCH 31, 2006*    MARCH 31, 2006**
                                              ---------------  --------------   ----------------   -----------------
MICRO-CAP GROWTH FUND
   Actual                                        $1,000.00        $1,161.70           $8.03              1.49%
   Hypothetical (5% return before expenses)      $1,000.00        $1,017.50           $7.49              1.49%

MID CAP GROWTH FUND
   Actual                                        $1,000.00        $1,117.80           $9.50              1.80%
   Hypothetical (5% return before expenses)      $1,000.00        $1,015.96           $9.05              1.80%

SMALL CAP GROWTH FUND
   Actual                                        $1,000.00        $1,126.80           $9.54              1.80%
   Hypothetical (5% return before expenses)      $1,000.00        $1,015.96           $9.05              1.80%

* Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by number of days in the fiscal year.

**   Annualized.

THE BJURMAN, BARRY FUNDS
RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

In October 2005, the Trust's Board of Trustees approved renewal of the Trust's Investment Advisory Agreement with Bjurman, Barry & Associates (the "Adviser") for an additional one-year term. The Board approved the Agreement following the recommendation of its Contract Committee, which is comprised of all of the Trust's independent Trustees. The information, material facts and conclusions that formed the bases of the Committee's recommendation and the Board's subsequent approval are described below.

INFORMATION REVIEWED

During the course of each year, the Trustees review a wide variety of materials relating to the services provided by the Adviser, including reports on the Funds' investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by the Adviser to the Funds. In addition, the Committee requested and reviewed extensive supplementary information with respect to each Fund individually in connection with its annual consideration of renewal of the Agreement. In that connection, the Committee received assistance and advice regarding legal and industry standards from independent counsel to the Independent Trustees. The Committee discussed renewal of the Agreement with representatives of the Adviser and in a private session with counsel at which no representatives of the Adviser were present. In deciding to recommend renewal of the Agreement, the Committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Committee and the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed the organizational structure of the Adviser; the depth and quality of the Adviser's investment management process; the commitment of the Adviser to the interests of the Funds' shareholders; the experience, capability and integrity of its senior management and staff; the investment philosophy and decision-making process of its portfolio management personnel; the Adviser's efforts to keep the Trustees informed of relevant developments and its responsiveness to questions raised by the Trustees; the overall financial strength of the Adviser; and the Adviser's policies, systems and procedures in place to ensure compliance with applicable laws and regulations.

INVESTMENT RESULTS

The Trustees compared the performance of each of the Funds to benchmark indices and other funds with similar investment objectives and strategies over various performance periods. They noted that the Funds' investment results had been near or above the averages for peer groups of comparable funds (the "Peer Groups") for the year ended September 30, 2005 and (where applicable) for the three- and five-year periods ended on that date; had been near or above their respective benchmark indexes for the 2005 calendar year-to-date; and had been considerably better than their respective benchmark indexes since inception (except for the Small Cap Growth Fund, which had a limited operating history).

ADVISORY FEES AND TOTAL EXPENSES

The Trustees reviewed the advisory fees and total expense paid by the Funds, a sample of advisory fees and total expenses paid by their respective Peer Groups, and the advisory fees paid by the Adviser's private institutional accounts and by other mutual funds to which the Adviser provided sub-advisory services. They noted that the advisory fees and total expenses for the Funds were at or reasonably near the averages for their respective Peer Groups, and that although the total expense levels of the Funds had been considerably improved by changes in the Funds' administration arrangements they were still being adversely impacted by high legal fees as a result of litigation matters involving the Funds. They also noted that expenses of the Mid Cap Growth Fund were still being subsidized by the Adviser. Finally, they concluded that the lower advisory fees paid by institutional and sub-advisory clients of the Adviser appropriately reflected the Adviser's significantly greater responsibilities with respect to the Funds.

THE BJURMAN, BARRY FUNDS
RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)(CONTINUED)

The Trustees also considered whether performance-based advisory fees would be appropriate for the Funds given the recent decisions by some mutual funds to institute such fee structures, and concluded there was insufficient evidence that this would benefit the Funds' shareholders. In addition, they concluded it was not desirable to institute breakpoints in the Funds' advisory fee structures at this time in view of the relatively small size of the Mid Cap and Small Cap Growth Funds, the closure and decline in assets of the Micro-Cap Growth Fund, and the general lack of such fee structures in the Funds' Peer Groups.

PROFITABILITY AND ANCILLARY BENEFITS

The Trustees concluded that the profits realized by the Adviser with respect to the Funds appeared to be reasonable, and noted that the Adviser continued to support payments for services to the Funds' shareholders by third parties above payments made by the Funds and continued to provide significant administrative and compliance services and expense subsidies to the Funds. They noted that although management of the Funds had resulted in some additional publicity for the Adviser, the Adviser did not appear to be receiving significant ancillary benefits from its management of the Funds other than enhanced access to research and other soft-dollar services.

CONCLUSION

Based on their review, including their consideration of each of the factors referred to above, the Committee and the Board concluded that the Agreement continues to be fair and reasonable to the Funds and their shareholders, that the Funds and their shareholders continue to receive reasonable value in return for the advisory fees paid to the Adviser by each Fund, that each of the factors discussed above supported renewal of the Agreement, and that continuation of the Agreement was in the best interests of the Funds and their respective shareholders.

THE BJURMAN, BARRY FUNDS
MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and Officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.227.7264.

                                                                                    NUMBER OF
                                        CURRENT                                   PORTFOLIOS IN
                                POSITION(S) WITH TRUST,                           FUND COMPLEX
                                   TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)   OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME/ADDRESS/AGE                 LENGTH OF TIME SERVED      DURING LAST 5 YRS        TRUSTEE      BY OUTSIDE THE COMPLEX
----------------                -----------------------  -----------------------  -------------  ------------------------
INTERESTED TRUSTEES:

G. Andrew Bjurman               Co-President;            President, Chief         3              N/A
Bjurman, Barry & Associates     Trustee                  Executive Officer,
10100 Santa Monica Boulevard,   (March 1997-Present)     Bjurman, Barry &
Suite 1200                                               Associates
Los Angeles, CA 90067                                    (1978-Present)
Age: 57

O. Thomas Barry III             Co-President;            Senior Executive Vice    3              N/A
Bjurman, Barry & Associates,    Trustee                  President, Chief
10100 Santa Monica Boulevard,   (March 1997-Present)     Investment Officer,
Suite 1200                                               Bjurman, Barry &
Los Angeles, CA 90067                                    Associates
Age: 61                                                  (1985-Present)

INDEPENDENT TRUSTEES*:

Dann V. Angeloff                Trustee                  President, The Angeloff  3              Director of
10100 Santa Monica Boulevard,   (April 2004-Present)     Company (1976-Present)                  Nicholas/Applegate Fund,
Suite 1200                                                                                       Inc.; Director of Public
Los Angeles, CA 90067                                                                            Storage, Inc.; Director
Age: 70                                                                                          of Ready Pac Produce;
                                                                                                 Director of Retirement
                                                                                                 Capital Group, Inc.;
                                                                                                 Director of SoftBrands,
                                                                                                 Inc.; and Provisional
                                                                                                 Director of SunCal
                                                                                                 Companies

Michael D. LeRoy                Trustee;                 President, Crown         3              Director of Brown
10100 Santa Monica Boulevard,   Chairman of the Board    Capital Advisers LLC                    International
Suite 1200                      (November 2004-Present)  (1999-Present)                          Corporation
Los Angeles, CA 90067
Age: 58

Joseph E. Maiolo                Trustee                  Principal, INCO          3              N/A
10100 Santa Monica Boulevard,   (March 1997-Present)     Commercial Brokerage
Suite 1200                                               (1995-Present)
Los Angeles, CA 90067
Age: 68

William L. Wallace              Trustee                  Vice President, Wallace  3              N/A
10100 Santa Monica Boulevard,   (March 1997-Present)     Properties
Suite 1200                                               (1990-Present)
Los Angeles, CA 90067
Age: 58

*    All Independent Trustees are members of the Audit Committee, Contracts &
     Governance Committee and Nomination Committee. Mr. Angeloff serves as the
     Chairman of the Audit Committee. Mr. Wallace and Mr. Maiolo are members of the Valuation Committee.

OFFICERS OF THE TRUST:

M. David Cottrell               Treasurer                President, Cottrell &    N/A            N/A
Bjurman, Barry & Associates,    (2003-Present)           Associates
10100 Santa Monica Boulevard,                            (2001-Present)
Suite 1200
Los Angeles, CA 90067
Age: 49

Aaron Masek                     Asst. Treasurer          Director of Fund         N/A            N/A
BISYS Fund Services Ohio, Inc.  (2005-Present)           Administration, BISYS
3435 Stelzer Road                                        Fund Services Ohio,
Columbus, OH 43219                                       Inc. (1997-Present)
Age 32

Kathy Pommet                    Chief Compliance         Chief Compliance         N/A            N/A
Bjurman Barry & Associates      Officer (2004-Present)   Officer, Bjurman, Barry
10100 Santa Monica Boulevard,                            & Associates
Suite 1200                                               (2001-Present)
Los Angeles, CA 90067
Age: 40

THE BJURMAN, BARRY FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, CA 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Dann V. Angeloff
Michael D. LeRoy
Joseph E. Maiolo
William L. Wallace

INVESTMENT ADVISER
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, CA 90067

DISTRIBUTOR
BISYS Funds Services Limited Partnership
100 Summer Street
Boston, MA 02110

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, CA 90071

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
Representation of Portfolio of Investments ................................    5
Statements of Assets and Liabilities ......................................    6
Statements of Operations ..................................................    7
Statements of Changes in Net Assets .......................................    8
Financial Highlights ......................................................    9
Portfolio of Investments ..................................................   12
Notes to Financial Statements .............................................   23
Report of Independent Registered Public Accounting Firm ...................   29
Additional Fund Information ...............................................   30
Renewal of Investment Advisory Agreement ..................................   32
Management of the Trust ...................................................   34

       For Additional Information and a free Prospectus about The Bjurman,
                                Barry Funds call:
                                 (800) 227-7264

          or visit The Bjurman, Barry Funds' website on the Internet at
                              www.bjurmanbarry.com

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objective, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

     (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

     (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
     3(a)(2) The audit committee financial expert is Michael D. LeRoy, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


                           MARCH 31, 2006                     MARCH 31, 2005
                           --------------                     --------------
(a) AUDIT FEES             $63,000                            $63,440
    ----------
(b) AUDIT-RELATED FEES     $0                                 $0
    ------------------
(c) TAX FEES               $9,000                             $14,200
    --------
(d) ALL OTHER FEES         $0                                 $0
    --------------


(e) The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.


2004 -- 0%
2005 -- 0%

(f)  NOT APPLICABLE.

(g)  NOT APPLICABLE.

(h)  NOT APPLICABLE.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Bjurman, Barry Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ G. Andrew Bjurman
                         -------------------------------------------------------
                           G. Andrew Bjurman, Co-President

Date     June 5, 2006
    ----------------------------------------

By (Signature and Title)*           /s/ O. Thomas Barry III
                         -------------------------------------------------------
                           O. Thomas Barry III, Co-President

Date     June 5, 2006
    ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ G. Andrew Bjurman
                         -------------------------------------------------------
                           G. Andrew Bjurman, Co-President

Date     June 5, 2006
    ----------------------------------------

By (Signature and Title)*           /s/ O. Thomas Barry III
                         -------------------------------------------------------
                           O. Thomas Barry III, Co-President

Date     June 5, 2006
    ----------------------------------------

By (Signature and Title)*           /s/ M. David Cottrell
                         -------------------------------------------------------
                           M. David Cottrell, Treasurer and CFO

Date     June 5, 2006
    ----------------------------------------



* Print the name and title of each signing officer under his or her signature.